Share Based Compensation - Summary of Stock Options Outstanding (Detail)	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	22,486,713	22,370,168	19,500,000
Exercise price | $ / shares	$ 3.96	$ 3.19	$ 2.11
Stock options exercisable	9,550,535
October 2022
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	17,578
Exercise price | $ / shares	$ 3.13
Stock options exercisable	17,578
April 2025
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	1,758
Exercise price | $ / shares	$ 4.49
Stock options exercisable	879
May 2025
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	3,516
Exercise price | $ / shares	$ 6.01
Stock options exercisable	2,636
June 2025
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	205,273
Stock options exercisable	203,954
June 2025 | Minimum [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Exercise price | $ / shares	$ 0.50
June 2025 | Maximum [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Exercise price | $ / shares	$ 5.80
July 2025
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	3,515
Exercise price | $ / shares	$ 5.43
Stock options exercisable	2,637
September 2025
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	250,000
Exercise price | $ / shares	$ 1.00
January - February 2026
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	75,000
Exercise price | $ / shares	$ 1.00
Stock options exercisable	75,000
May - June 2026
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	600,000
Exercise price | $ / shares	$ 1.00
Stock options exercisable	600,000
November - December 2026
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	17,500
Exercise price | $ / shares	$ 1.00
Stock options exercisable	17,500
January 2027
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	5,000
Exercise price | $ / shares	$ 1.00
Stock options exercisable	3,750
October 2027
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	200,000
Exercise price | $ / shares	$ 1.00
Stock options exercisable	200,000
November 2027
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	250,000
Stock options exercisable	162,500
November 2027 | Minimum [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Exercise price | $ / shares	$ 1.00
November 2027 | Maximum [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Exercise price | $ / shares	$ 1.14
December 2027
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	328,120
Stock options exercisable	265,620
December 2027 | Minimum [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Exercise price | $ / shares	$ 1.14
December 2027 | Maximum [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Exercise price | $ / shares	$ 4.17
March 2028
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	254,028
Exercise price | $ / shares	$ 1.14
Stock options exercisable	121,250
May - June 2028
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	610,000
Exercise price | $ / shares	$ 2.25
Stock options exercisable	235,000
July 2028
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	235,000
Stock options exercisable	125,139
July 2028 | Minimum [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Exercise price | $ / shares	$ 2.25
July 2028 | Maximum [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Exercise price | $ / shares	$ 3.75
August 2028
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	403,120
Stock options exercisable	240,620
August 2028 | Minimum [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Exercise price | $ / shares	$ 3.75
August 2028 | Maximum [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Exercise price | $ / shares	$ 6.31
September 2028
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	7,014,374
Stock options exercisable	3,818,541
September 2028 | Minimum [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Exercise price | $ / shares	$ 1.13
September 2028 | Maximum [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Exercise price | $ / shares	$ 3.75
October - November 2028
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	1,788,750
Exercise price | $ / shares	$ 3.75
Stock options exercisable	868,750
December 2028
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	220,000
Exercise price | $ / shares	$ 6.50
Stock options exercisable	110,000
January 2029
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	149,876
Exercise price | $ / shares	$ 6.67
Stock options exercisable	149,876
February 2029
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	85,000
Exercise price | $ / shares	$ 6.50
Stock options exercisable	21,250
March 2029
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	272,000
Exercise price | $ / shares	$ 11.25
Stock options exercisable	68,000
June 2029
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	1,171,250
Exercise price | $ / shares	$ 10.28
Stock options exercisable	297,500
September 2029
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	1,186,250
Exercise price | $ / shares	$ 5.90
Stock options exercisable	293,750
December 2029
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	582,000
Exercise price | $ / shares	$ 6.86
Stock options exercisable	145,500
March 2030
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	597,000
Exercise price | $ / shares	$ 2.99
Stock options exercisable	0
May 2030
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	3,812,023
Exercise price | $ / shares	$ 4.56
Stock options exercisable	1,312,023
June 2030
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	885,000
Exercise price | $ / shares	$ 4.11
Stock options exercisable	0
July 2030
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	19,544
Exercise price | $ / shares	$ 5.39
Stock options exercisable	19,544
September 2030
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	555,000
Exercise price | $ / shares	$ 6.00
Stock options exercisable	0
December 2030
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Stock options outstanding	689,238
Stock options exercisable	171,738
December 2030 | Minimum [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Exercise price | $ / shares	$ 9.86
December 2030 | Maximum [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Exercise price | $ / shares	$ 10.19